Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
Entity Central Index Key	0001120925
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000005467
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Investor Class
Trading Symbol	PIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
AssetsNet	$ 2,349,191,000
Holdings Count | Holding	698
InvestmentCompanyPortfolioTurnover	1.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,349,191
Number of Portfolio Holdings	698

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.0%
Industrials & Business Services	19.3
Health Care	10.3
Information Technology	9.6
Consumer Discretionary	7.5
Consumer Staples	6.6
Materials	6.0
Utilities	4.2
Energy	4.1
Other	7.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.6%
HSBC Holdings	1.4
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Nestle	1.2
Shell	1.2
Siemens	1.0
Commonwealth Bank of Australia	1.0
Mitsubishi UFJ Financial Group	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000224348
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Z Class
Trading Symbol	TLIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 2,349,191,000
Holdings Count | Holding	698
InvestmentCompanyPortfolioTurnover	1.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,349,191
Number of Portfolio Holdings	698

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.0%
Industrials & Business Services	19.3
Health Care	10.3
Information Technology	9.6
Consumer Discretionary	7.5
Consumer Staples	6.6
Materials	6.0
Utilities	4.2
Energy	4.1
Other	7.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.6%
HSBC Holdings	1.4
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Nestle	1.2
Shell	1.2
Siemens	1.0
Commonwealth Bank of Australia	1.0
Mitsubishi UFJ Financial Group	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless